Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance Table

Year	Summary compensation table total for PEO[1]	Compensation actually paid to PEO[2]	Average summary compensation table total for non-PEO NEOs[3]	Average compensation actually paid to non-PEO NEOs[3]	Value of initial fixed $100 investment based on:		Net income (loss) (in thousands)	ANI EPS[5]
					Total shareholder return	Peer group total shareholder return[4]
2022	$10,182,949	$16,135,480	$3,484,061	$4,111,433	$78.13	$85.27	$167,461	$13.53
2021	$9,612,917	$(11,056,785)	$3,403,671	$(2,116,815)	$67.02	$101.33	$136,139	$9.14
2020	$20,110,653	$17,199,828	$5,631,854	$5,431,105	$97.17	$92.40	$(280,484)	$6.06

Company Selected Measure Name	Adjusted Net Income - Earnings Per Share
Named Executive Officers, Footnote [Text Block]	Ms. Smith was the Company's PEO, or Principal Executive Officer, for all three years in the table.Non-PEO NEOs included in the average calculations are:
2022: Jagtar Narula, Jennifer Kimball, Robert Deshaies, Jay Dearborn, and Karen Stroup
2021: Roberto Simon, Scott Phillips, Robert Deshaies, and David Cooper
2020: Roberto Simon, Scott Phillips, Robert Deshaies, and Jay Dearborn

Peer Group Issuers, Footnote [Text Block]	Peer group total shareholder return using the S&P 400 Data Processing and Outsourced Services Index.
PEO Total Compensation Amount	$ 10,182,949	$ 9,612,917	$ 20,110,653
PEO Actually Paid Compensation Amount	$ 16,135,480	(11,056,785)	17,199,828
Adjustment To PEO Compensation, Footnote [Text Block]	SEC rules require certain adjustments be made to the summary compensation table totals to determine "compensation actually paid" as reported in the pay versus performance table. "Compensation actually paid" does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated in accordance with Item 402(v) of Regulation S-K. For each of 2022, 2021 and 2020, the values included in these columns reflected the following adjustments:

PEO	2022	2021	2020
Summary compensation table total	$10,182,949	$9,612,917	$20,110,653
+/- year-end over grant date change in fair value of equity awards granted during the covered year that remain outstanding and unvested as of the covered year-end	$457,053	$(2,563,230)	$8,311,948
+/- year over year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$4,068,030	$(20,088,991)	$226,417
+/- year over year change in fair value of equity awards granted in prior years that vested in the covered year	$1,427,448	$1,982,519	$(11,449,190)
Compensation actually paid	$16,135,480	$(11,056,785)	$17,199,828
Non-PEO NEOs (Average)	2022	2021	2020
Summary compensation table total	$3,484,061	$3,403,671	$5,631,854
+/- year-end over grant date change in fair value of equity awards granted during the covered year that remain outstanding and unvested as of the covered year-end	$121,213	$(815,137)	$2,203,106
+/- year over year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$391,724	$(5,153,590)	$31,591
+/- year over year change in fair value of equity awards granted in prior years that vested in the covered year	$114,435	$448,241	$(2,435,446)
Compensation actually paid	$4,111,433	$(2,116,815)	$5,431,105

Non-PEO NEO Average Total Compensation Amount	$ 3,484,061	3,403,671	5,631,854
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,111,433	(2,116,815)	5,431,105
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	SEC rules require certain adjustments be made to the summary compensation table totals to determine "compensation actually paid" as reported in the pay versus performance table. "Compensation actually paid" does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated in accordance with Item 402(v) of Regulation S-K. For each of 2022, 2021 and 2020, the values included in these columns reflected the following adjustments:

PEO	2022	2021	2020
Summary compensation table total	$10,182,949	$9,612,917	$20,110,653
+/- year-end over grant date change in fair value of equity awards granted during the covered year that remain outstanding and unvested as of the covered year-end	$457,053	$(2,563,230)	$8,311,948
+/- year over year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$4,068,030	$(20,088,991)	$226,417
+/- year over year change in fair value of equity awards granted in prior years that vested in the covered year	$1,427,448	$1,982,519	$(11,449,190)
Compensation actually paid	$16,135,480	$(11,056,785)	$17,199,828
Non-PEO NEOs (Average)	2022	2021	2020
Summary compensation table total	$3,484,061	$3,403,671	$5,631,854
+/- year-end over grant date change in fair value of equity awards granted during the covered year that remain outstanding and unvested as of the covered year-end	$121,213	$(815,137)	$2,203,106
+/- year over year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$391,724	$(5,153,590)	$31,591
+/- year over year change in fair value of equity awards granted in prior years that vested in the covered year	$114,435	$448,241	$(2,435,446)
Compensation actually paid	$4,111,433	$(2,116,815)	$5,431,105

Compensation Actually Paid vs. Net Income [Text Block]
We chose ANI EPS as our Company Selected Measure for evaluating Pay versus Performance because it is typically a key metric in our annual LTIP PRSU grants. The Company does not consider the increase in Net Income over the three-year period to be directly correlated to "compensation actually paid" because Net Income is not a metric in our STIP or our LTIP PRSU plan. We note that over the three year period from 2020 to 2022, our TSR was generally trending in a manner contrary to the TSR for our peer group.
Year 2022 >> An increase in our stock price from year-end 2021 to year-end 2022 coupled with an increase in estimated performance attainments on our 2021 LTIP PRSU awards during 2022, which are largely based on our Compensation Net Revenue and ANI EPS over the period of 2021 to 2022, contributed to an increase in "compensation actually paid" during 2022. Net Income did not directly impact the decline in "compensation actually paid" as it is not a metric in our STIP or PRSU incentive programs.
Year 2021 >> The Company's TSR performance lagged our peers in 2021, which contributed to a decrease in "compensation actually paid" to our CEO and NEOs in 2021, along with a decrease in our stock price from year-end 2020 to year-end 2021. Due to the majority of our outstanding PRSU awards during 2021 being based solely on TSR results, the increase in ANI EPS during 2021 did not contribute significantly to "compensation actually paid". Net income did not directly impact the decline in "compensation actually paid" as it is not a metric in our STIP or PRSU incentive programs.
Year 2020 >> A decrease in our stock price from year-end 2019 to the 2020 vest dates of certain 2017 LTIP PRSU awards and performance-based stock options, offset only in part by an increase in our stock price from 2020 grant dates to year-end 2020 coupled with the Company's TSR performance outperforming our PRSU comparative group in 2020, contributed to decreases in "compensation actually paid" during 2020. Net income did not directly impact the decline in "compensation actually paid" as it is not a metric in our STIP or PRSU incentive programs. ANI EPS had a net positive impact on "compensation actually paid" as performance against goals established in 2018 and 2019 for this metric for the corresponding payouts exceeded target.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
We chose ANI EPS as our Company Selected Measure for evaluating Pay versus Performance because it is typically a key metric in our annual LTIP PRSU grants. The Company does not consider the increase in Net Income over the three-year period to be directly correlated to "compensation actually paid" because Net Income is not a metric in our STIP or our LTIP PRSU plan. We note that over the three year period from 2020 to 2022, our TSR was generally trending in a manner contrary to the TSR for our peer group.
Year 2022 >> An increase in our stock price from year-end 2021 to year-end 2022 coupled with an increase in estimated performance attainments on our 2021 LTIP PRSU awards during 2022, which are largely based on our Compensation Net Revenue and ANI EPS over the period of 2021 to 2022, contributed to an increase in "compensation actually paid" during 2022. Net Income did not directly impact the decline in "compensation actually paid" as it is not a metric in our STIP or PRSU incentive programs.
Year 2021 >> The Company's TSR performance lagged our peers in 2021, which contributed to a decrease in "compensation actually paid" to our CEO and NEOs in 2021, along with a decrease in our stock price from year-end 2020 to year-end 2021. Due to the majority of our outstanding PRSU awards during 2021 being based solely on TSR results, the increase in ANI EPS during 2021 did not contribute significantly to "compensation actually paid". Net income did not directly impact the decline in "compensation actually paid" as it is not a metric in our STIP or PRSU incentive programs.
Year 2020 >> A decrease in our stock price from year-end 2019 to the 2020 vest dates of certain 2017 LTIP PRSU awards and performance-based stock options, offset only in part by an increase in our stock price from 2020 grant dates to year-end 2020 coupled with the Company's TSR performance outperforming our PRSU comparative group in 2020, contributed to decreases in "compensation actually paid" during 2020. Net income did not directly impact the decline in "compensation actually paid" as it is not a metric in our STIP or PRSU incentive programs. ANI EPS had a net positive impact on "compensation actually paid" as performance against goals established in 2018 and 2019 for this metric for the corresponding payouts exceeded target.

Total Shareholder Return Vs Peer Group [Text Block]
We chose ANI EPS as our Company Selected Measure for evaluating Pay versus Performance because it is typically a key metric in our annual LTIP PRSU grants. The Company does not consider the increase in Net Income over the three-year period to be directly correlated to "compensation actually paid" because Net Income is not a metric in our STIP or our LTIP PRSU plan. We note that over the three year period from 2020 to 2022, our TSR was generally trending in a manner contrary to the TSR for our peer group.
Year 2022 >> An increase in our stock price from year-end 2021 to year-end 2022 coupled with an increase in estimated performance attainments on our 2021 LTIP PRSU awards during 2022, which are largely based on our Compensation Net Revenue and ANI EPS over the period of 2021 to 2022, contributed to an increase in "compensation actually paid" during 2022. Net Income did not directly impact the decline in "compensation actually paid" as it is not a metric in our STIP or PRSU incentive programs.
Year 2021 >> The Company's TSR performance lagged our peers in 2021, which contributed to a decrease in "compensation actually paid" to our CEO and NEOs in 2021, along with a decrease in our stock price from year-end 2020 to year-end 2021. Due to the majority of our outstanding PRSU awards during 2021 being based solely on TSR results, the increase in ANI EPS during 2021 did not contribute significantly to "compensation actually paid". Net income did not directly impact the decline in "compensation actually paid" as it is not a metric in our STIP or PRSU incentive programs.
Year 2020 >> A decrease in our stock price from year-end 2019 to the 2020 vest dates of certain 2017 LTIP PRSU awards and performance-based stock options, offset only in part by an increase in our stock price from 2020 grant dates to year-end 2020 coupled with the Company's TSR performance outperforming our PRSU comparative group in 2020, contributed to decreases in "compensation actually paid" during 2020. Net income did not directly impact the decline in "compensation actually paid" as it is not a metric in our STIP or PRSU incentive programs. ANI EPS had a net positive impact on "compensation actually paid" as performance against goals established in 2018 and 2019 for this metric for the corresponding payouts exceeded target.

Tabular List [Table Text Block]

Most important performance measures
Adjusted Revenue
Adjusted Operating Income
Adjusted Net Income - Earnings Per Share (ANI EPS)

Total Shareholder Return Amount	$ 78.13	67.02	97.17
Peer Group Total Shareholder Return Amount	85.27	101.33	92.40
Net Income (Loss)	$ 167,461,000	$ 136,139,000	$ (280,484,000)
Company Selected Measure Amount | $ / shares	13.53	9.14	6.06
PEO Name	Ms. Smith
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Net Income - Earnings Per Share (ANI EPS)
Non-GAAP Measure Description [Text Block]	Adjusted Net Income - Earnings Per Share, or "ANI EPS", a non-GAAP measure, is calculated as defined in Appendix A.
PEO [Member] | Adjustment, Equity Awards Granted In Covered Year, Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 457,053	$ (2,563,230)	$ 8,311,948
PEO [Member] | Adjustment, Equity Awards Granted In Prior Year, Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,068,030	(20,088,991)	226,417
PEO [Member] | Adjustment, Equity Awards Granted In Prior Year, Vested In Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,427,448	1,982,519	(11,449,190)
Non-PEO NEO [Member] | Adjustment, Equity Awards Granted In Covered Year, Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	121,213	(815,137)	2,203,106
Non-PEO NEO [Member] | Adjustment, Equity Awards Granted In Prior Year, Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	391,724	(5,153,590)	31,591
Non-PEO NEO [Member] | Adjustment, Equity Awards Granted In Prior Year, Vested In Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 114,435	$ 448,241	$ (2,435,446)